LOAN COMMITMENTS AND OTHER RELATED ACTIVITIES (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Loss Contingencies [Line Items]
Commitments and Contingencies
Commitments to make loans held for sale [Member]
Loss Contingencies [Line Items]
Commitments and Contingencies	1,174	1,696
Commitments to make loans held for sale [Member] | Fixed Rate [Member]
Loss Contingencies [Line Items]
Commitments and Contingencies	1,174	1,696
Commitments to make loans held for sale [Member] | Fixed Rate [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Rate	4.75%	3.65%
Commitments to make loans held for sale [Member] | Fixed Rate [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Rate	3.88%	3.00%
Commitments to make loans held for sale [Member] | Variable Rate [Member]
Loss Contingencies [Line Items]
Commitments and Contingencies
Rate		0.00%
Commitments to make loans [Member]
Loss Contingencies [Line Items]
Commitments and Contingencies	3,150	1,378
Commitments to make loans [Member] | Fixed Rate [Member]
Loss Contingencies [Line Items]
Commitments and Contingencies		1,200
Rate	0.00%	6.00%
Commitments to make loans [Member] | Variable Rate [Member]
Loss Contingencies [Line Items]
Commitments and Contingencies	3,150	178
Rate	6.00%
Commitments to make loans [Member] | Variable Rate [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Rate	4.25%	3.99%
Commitments to make loans [Member] | Variable Rate [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Rate	3.25%	3.50%
Unused line of credit [Member]
Loss Contingencies [Line Items]
Commitments and Contingencies	6,444	4,888
Unused line of credit [Member] | Fixed Rate [Member]
Loss Contingencies [Line Items]
Commitments and Contingencies	2,872	2,641
Unused line of credit [Member] | Fixed Rate [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Rate	8.00%	6.99%
Unused line of credit [Member] | Fixed Rate [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Rate	5.00%	5.00%
Unused line of credit [Member] | Variable Rate [Member]
Loss Contingencies [Line Items]
Commitments and Contingencies	3,572	2,247
Unused line of credit [Member] | Variable Rate [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Rate	8.00%	6.50%
Unused line of credit [Member] | Variable Rate [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Rate	3.25%	3.25%
Standby letters of credit [Member]
Loss Contingencies [Line Items]
Commitments and Contingencies	40	80
Standby letters of credit [Member] | Fixed Rate [Member]
Loss Contingencies [Line Items]
Commitments and Contingencies	40	40
Rate	0.00%	0.00%
Standby letters of credit [Member] | Variable Rate [Member]
Loss Contingencies [Line Items]
Commitments and Contingencies		$ 40
Rate	0.00%	4.25%